UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  150 E. 58th St. 21st Floor
          New York, NY  10155

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    212 223-2800

Signature, Place and Date of Signing:
David R. Korus                New York, NY        November 13, 2007
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      177,233(X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER              TITL CUSIP       VALUE     SHARES           PUT/CA INV.   OTHER  VOTING
                            E OF             X1000                      LL     DISC.  MGR    AUTH
                            CLAS
                            S
                                                                                                 SOLE
ADVANCED ANALOGIC           COM  00752J108   1361       127,867   SH           SOLE          127,867
TECHNOLOGIES
AMIS HOLDINGS               COM  031538101   2330       240,000   SH           SOLE          240,000
ANADIGICS INC               COM  032515108   9040       500,000   SH           SOLE          500,000
APPLIED MICRO CIRCUITS      COM  03822W109   790        250,000   SH           SOLE          250,000
CORP
BOOKHAM INC                 COM  09856E105   593        222,183   SH           SOLE          222,183
BORLAND SOFTWARE CORP       COM  099849101   3609       829,600   SH           SOLE          829,600
BROADCOM CORPORATION        COM  111320107   2733       75,000    SH           SOLE          75,000
CISCO SYSTEMS INC           COM  17275R102   2650       80,000    SH           SOLE          80,000
GARMIN LTD                  COM  G37260109   2388       20,000    SH           SOLE          20,000
GOOGLE INC                  COM  38259P508   4255        7,500    SH           SOLE          7,500
HEWLETT-PACKARD CO          PUTS 99O9M8KD6   4979       100,000   SH    PUT    SOLE          100,000
IONA TECHNOLOGIES PLC ADR   COM  46206P109   1076       279,512   SH           SOLE          279,512
KEMET CORP                  COM  488360108   2040       277,547   SH           SOLE          277,547
LATTICE SEMICONDUCTOR CORP  COM  518415104   1657       369,132   SH           SOLE          369,132
LAWSON SOFTWARE INC         COM  52078P102   2002       200,000   SH           SOLE          200,000
MARVELL TECHNOLOGY GROUP    COM  G5876H105   4911       300,000   SH           SOLE          300,000
LTD
MAXIM INTEGRATED PRODS INC  COM  57772K101   2935       100,000   SH           SOLE          100,000
CO
MICRON TECHNOLOGY INC       COM  595112103   3885       350,000   SH           SOLE          350,000
MICROSEMI CORP              COM  595137100   3624       130,000   SH           SOLE          130,000
MOTOROLA INC                COM  620076109   5930       320,000   SH           SOLE          320,000
NUANCE COMMUNICATIONS INC   COM  67020Y100   5310       275,000   SH           SOLE          275,000
ORACLE CORPORATION          COM  68389X105   3789       175,000   SH           SOLE          175,000
PMC-SIERRA INC              COM  69344F106   5244       625,000   SH           SOLE          625,000
POWERSHARES QQQ TRUST       COM  73935A104   22106      430,000   SH           SOLE          430,000
SERIES 1
POWERWAVE TECHNOLOGIES INC  COM  739363109   3696       600,000   SH           SOLE          600,000
SEMICONDUCTOR HLDRS TRUST   COM  816636203   35619      930,000   SH           SOLE          930,000
SKYWORKS SOLUTIONS INC      COM  83088M102   3164       350,000   SH           SOLE          350,000
TAIWAN SEMICONDUCTOR        COM  874039100   3896       385,002   SH           SOLE          385,002
MANUFACT
TECHNOLOGY SELECT SECTOR    COM  81369Y803   20228      750,000   SH           SOLE          750,000
SPDR
UNITED MICROELECTRONICS     COM  910873207   4488      1,250,000  SH           SOLE          1,250,000
CORP
VOLTERRA SEMICONDUCTOR      COM  928708106   1770       144,100   SH           SOLE          144,100
CORP
WIND RIVER SYSTEMS INC      COM  973149107   2451       208,200   SH           SOLE          208,200
YAHOO INC                   COM  984332106   2684       100,000   SH           SOLE          100,000


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